Related Party Transactions	12 Months Ended
Dec. 31, 2025
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

16. RELATED PARTY TRANSACTIONS

Related party balances with BIHL, FGRBPL and FGR

The Company has various related party transactions with FGRBPL, its parent, BIHL and BIHL’s consolidated subsidiaries. These transactions primarily relate to mine maintenance services provided by FGRBPL to BGBPL in connection with the TSA. In order to fund these transactions, at times, money is advanced to a BIHL consolidated entity, thereby creating a due from/due to balance. BIHL through its subsidiaries carry out the business activities of the mine and the amounts advanced are used to fund these activities. The break-out of this net balance due as of December 31, 2025 and 2024 by BIHL consolidated entity is as follows:

	As of	As of
	December 31,	December 31,
Legal entity name	2025	2024
	(due to)/due from	(due to)/due from
FGR-BPL	$(4,095,827)	$(3,887,334)
Future Global Resources Limited (“FGR”)	2,164,636	1,762,907
Blue International Holdings Limited (“BIHL”)	2,437,041	23,314
	$505,850	$(2,101,113)

On December 31, 2025, BIHL owed the Company and its consolidated subsidiaries net amount of $505,850 which is included in advance to related parties on the 2025 consolidated balance sheet. On December 31, 2024, the Company owed a net amount of $2,101,113 to BIHL and its consolidated subsidiaries and included in accounts payable – related parties on the 2024 consolidated balance sheet. The balance is due on demand. Interest is calculated on a monthly basis based on SOFR plus 1% on funds advanced as well as funds received. For the years ended December 31, 2025 and 2024, a net amount of related party interest income of $332,222 and $0 was recorded in the consolidated statements of operations and remains accrued at December 31, 2025 and 2024, respectively and is included in advance to related parties in the consolidated balance sheet.

Other Related party balances

Prior to the close of the Business Combination, the sponsor of PC4 and another affiliated company advanced the company funds to pay certain working capital costs. On June 25, 2025, BGL assumed $315,904 of these balances. The sponsor of PC4 further advanced $239,243 from the close of the Business Combination to December 31, 2025. At December 31, 2025, the Company owed the sponsor and affiliated company $555,147 which is included in accounts payable- related party on the accompanying 2025 consolidated balance sheet.

At December 31, 2025 and 2024, BCMP owed BGHL $24,098 and $0 being the balance owing pursuant to the December 2025 Securities Purchase Agreement net of the balance outstanding on June 25, 2025 from the consideration payable pursuant to the March 2025 Preferred Stock Purchase Agreement, which is included in advance to related parties on the accompanying consolidated balance sheets.